Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
Dreyfus Global Real Estate Securities | Class A
Risk/Return:
Trading Symbol	DRLAX
Dreyfus Global Real Estate Securities | Class C
Risk/Return:
Trading Symbol	DGBCX
Dreyfus Global Real Estate Securities | Class I
Risk/Return:
Trading Symbol	DRLIX
Dreyfus Large Cap Equity | Class A
Risk/Return:
Trading Symbol	DLQAX
Dreyfus Large Cap Equity | Class C
Risk/Return:
Trading Symbol	DEYCX
Dreyfus Large Cap Equity | Class I
Risk/Return:
Trading Symbol	DLQIX
Dreyfus Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DAPAX
Dreyfus Large Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DGTCX
Dreyfus Large Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	DAPIX

Dreyfus Global Real Estate Securities
Fund Summary
Investment Objective
The fund seeks to maximize total return consisting of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Global Real Estate Securities	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Global Real Estate Securities		Class A	Class C	Class I
Management fees		0.95%	0.95%	0.95%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.60%	0.59%	0.12%
Total annual fund operating expenses	[1]	1.55%	2.29%	1.07%
Fee waiver and/or expense reimbursement		(0.25%)	(0.24%)	(0.02%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.30%	2.05%	1.05%
[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expenses, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.05%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Global Real Estate Securities (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	1,013	1,349	2,294
Class C	308	692	1,203	2,607
Class I	107	338	588	1,304

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Global Real Estate Securities (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	1,013	1,349	2,294
Class C	208	692	1,203	2,607
Class I	107	338	588	1,304

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46.17% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the fund's portfolio, Urdang Securities Management, Inc. (Urdang), the fund's sub-investment adviser, uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally, Urdang combines top-down real estate research and its relative value model securities valuation process. In conducting its bottom-up research, Urdang engages in an active analysis process that includes regular and direct contact with the companies in the fund's investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value model, Urdang seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of leverage, growth rate, market capitalization and property type.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Real estate sector risk. The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

· Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

· Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

· Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securitiies, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. The information below represents the performance of the predecessor fund for periods prior to September 13, 2008.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 30.05% Worst Quarter Q4, 2008: -29.87%
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Global Real Estate Securities	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	19.18%	0.26%	(1.17%)	Dec 29, 2006
Class C	24.61%	0.90%	(0.64%)	Dec 29, 2006
Class I	26.92%	1.88%	0.19%	Dec 29, 2006
After Taxes on Distributions Class A	17.24%	(0.82%)	(2.15%)
After Taxes on Distributions and Sales Class A	12.55%	(0.42%)	(1.57%)
FTSE EPRA/NAREIT Developed Index reflects no deduction for fees, expenses or taxes	28.65%	1.07%	(0.32%)	Dec 29, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46.17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the fund's portfolio, Urdang Securities Management, Inc. (Urdang), the fund's sub-investment adviser, uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally, Urdang combines top-down real estate research and its relative value model securities valuation process. In conducting its bottom-up research, Urdang engages in an active analysis process that includes regular and direct contact with the companies in the fund's investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value model, Urdang seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of leverage, growth rate, market capitalization and property type.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly-traded equity securities of companies principally engaged in the real estate sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Real estate sector risk. The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

· Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

· Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

· Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securitiies, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. The information below represents the performance of the predecessor fund for periods prior to September 13, 2008.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 30.05% Worst Quarter Q4, 2008: -29.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
FTSE EPRA/NAREIT Developed Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.30%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,349
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,294
Annual Return 2007	rr_AnnualReturn2007	(8.00%)
Annual Return 2008	rr_AnnualReturn2008	(43.60%)
Annual Return 2009	rr_AnnualReturn2009	36.38%
Annual Return 2010	rr_AnnualReturn2010	17.15%
Annual Return 2011	rr_AnnualReturn2011	(5.74%)
Annual Return 2012	rr_AnnualReturn2012	26.50%
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	692
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,607
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	692
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,607
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	338
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	588
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,304
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expenses, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.05%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Dreyfus Large Cap Equity
Fund Summary
Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Large Cap Equity	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Large Cap Equity		Class A	Class C	Class I
Management fees		0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.60%	0.76%	0.11%
Total annual fund operating expenses	[1]	1.30%	2.21%	0.81%
Fee waiver and/or expense reimbursement		(0.15%)	(0.31%)	none
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.90%	0.81%
[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed .90%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Large Cap Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	949	1,233	2,040
Class C	293	661	1,156	2,520
Class I	83	259	450	1,002

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Large Cap Equity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	949	1,233	2,040
Class C	193	661	1,156	2,520
Class I	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34.07% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests primarily in large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Next, using a bottom-up approach, fundamental research is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

· earnings power unrecognized by market;

· sustainable revenue and cash flow growth;

· positive operational and/or financial catalysts;

· attractive relative value versus history and peers; and

· strong or improving financial condition.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

· Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. For periods prior to September 13, 2008, the information below represents the performance of the predecessor fund's Class A shares (with respect to the fund's Class A and C shares) and the predecessor fund's Institutional shares (with respect to the fund's Class I shares) adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C for such periods may have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q2, 2009: 16.33% Worst Quarter Q4, 2008: -28.51%
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Large Cap Equity	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	10.15%	(4.33%)	3.84%
Class C	15.05%	(3.04%)	4.54%
Class I	17.46%	(2.09%)	5.18%
After Taxes on Distributions Class A	10.06%	(4.61%)	3.14%
After Taxes on Distributions and Sales Class A	6.72%	(3.67%)	3.15%
S&P 500�� Index reflects no deduction for fees, expenses or taxes	15.99%	1.66%	7.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.07%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests primarily in large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process begins with a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors. Next, using a bottom-up approach, fundamental research is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

· earnings power unrecognized by market;

· sustainable revenue and cash flow growth;

· positive operational and/or financial catalysts;

· attractive relative value versus history and peers; and

· strong or improving financial condition.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

· Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. For periods prior to September 13, 2008, the information below represents the performance of the predecessor fund's Class A shares (with respect to the fund's Class A and C shares) and the predecessor fund's Institutional shares (with respect to the fund's Class I shares) adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C for such periods may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 16.33% Worst Quarter Q4, 2008: -28.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.51%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
S&P 500�� Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,040
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	949
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,233
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,040
Annual Return 2003	rr_AnnualReturn2003	21.82%
Annual Return 2004	rr_AnnualReturn2004	9.11%
Annual Return 2005	rr_AnnualReturn2005	6.25%
Annual Return 2006	rr_AnnualReturn2006	16.11%
Annual Return 2007	rr_AnnualReturn2007	10.94%
Annual Return 2008	rr_AnnualReturn2008	(47.50%)
Annual Return 2009	rr_AnnualReturn2009	27.62%
Annual Return 2010	rr_AnnualReturn2010	15.23%
Annual Return 2011	rr_AnnualReturn2011	(5.78%)
Annual Return 2012	rr_AnnualReturn2012	16.90%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.84%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.67%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.15%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,520
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed .90%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Dreyfus Large Cap Growth Fund
Fund Summary
Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investmen)
Shareholder Fees Dreyfus Large Cap Growth Fund	Class A		Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. *Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Large Cap Growth Fund		Class A	Class C	Class I
Management fees		0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.87%	1.12%	0.41%
Total annual fund operating expenses	[1]	1.57%	2.57%	1.11%
Fee waiver and/or expense reimbursement		(0.42%)	(0.67%)	(0.21%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.90%	0.90%
[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed .90%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	1,003	1,344	2,301
Class C	293	736	1,305	2,855
Class I	92	332	591	1,333

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	1,003	1,344	2,301
Class C	193	736	1,305	2,855
Class I	92	332	591	1,333

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61.52% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund's investment philosophy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. With this, the fund's portfolio manager uses an approach that combines top-down and bottom-up analysis. Therefore, stock selection and sector allocation are both factors in determining the fund's holdings. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

· expected earnings growth rate exceeds market and industry trends;

· potential for positive earnings surprise relative to market expectations;

· positive operational or financial catalysts;

· attractive valuation based on growth prospects; and

· strong financial condition.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

· Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. For periods prior to September 13, 2008, the information below represents the performance of the predecessor fund's Class A shares (with respect to the fund's Class A and C shares) and the predecessor fund's Institutional shares (with respect to the fund's Class I shares) adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C for such periods may have been lower.

Year-by-Year Total Returnsas of 12/31 each year (%) Class A

Best Quarter Q1, 2012: 15.08% Worst Quarter Q4, 2008:-24.14%
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Large Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	7.83%	(1.39%)	3.95%
Class C	12.80%	(0.61%)	4.37%
Class I	14.93%	0.17%	4.91%
After Taxes on Distributions Class A	7.83%	(1.61%)	3.15%
After Taxes on Distributions and Sales Class A	5.09%	(1.21%)	3.27%
Russell 1000��Growth Index reflects no deduction for fees, expenses or taxes	15.26%	3.12%	7.52%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investmen)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year examples and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund's investment philosophy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. With this, the fund's portfolio manager uses an approach that combines top-down and bottom-up analysis. Therefore, stock selection and sector allocation are both factors in determining the fund's holdings. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

· expected earnings growth rate exceeds market and industry trends;

· potential for positive earnings surprise relative to market expectations;

· positive operational or financial catalysts;

· attractive valuation based on growth prospects; and

· strong financial condition.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

· Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com. For periods prior to September 13, 2008, the information below represents the performance of the predecessor fund's Class A shares (with respect to the fund's Class A and C shares) and the predecessor fund's Institutional shares (with respect to the fund's Class I shares) adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C for such periods may have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returnsas of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1, 2012: 15.08% Worst Quarter Q4, 2008:-24.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
Russell 1000��Growth Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.87%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,301
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,003
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,344
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,301
Annual Return 2003	rr_AnnualReturn2003	22.72%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	(0.13%)
Annual Return 2006	rr_AnnualReturn2006	6.04%
Annual Return 2007	rr_AnnualReturn2007	17.79%
Annual Return 2008	rr_AnnualReturn2008	(41.90%)
Annual Return 2009	rr_AnnualReturn2009	35.00%
Annual Return 2010	rr_AnnualReturn2010	15.60%
Annual Return 2011	rr_AnnualReturn2011	(4.73%)
Annual Return 2012	rr_AnnualReturn2012	14.46%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.15%
Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.21%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.57%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,855
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,305
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,855
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.37%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,333
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	332
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	591
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,333
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.91%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year. *Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed .90%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013